Note 19 - Revenue Recognition (Tables)	12 Months Ended
Dec. 31, 2019
Notes Tables
Disaggregation of Revenue [Table Text Block]
	Year ended December 31,
	2019	2018
Service charges on deposit accounts	$1,486	$1,610
Gain on sale of mortgage and government loans (1)	9,071	4,675
Net securities gains (losses) (1)	4	(6)
Change in fair value of mortgage servicing rights (1)	(258)	26
Increase in cash surrender value of life insurance (1)	390	395
Other
Credit and debit card interchange fees	1,443	1,388
Litigation settlement (1)	1,980	-
Wealth management	293	237
Net loan servicing fees (1)	327	375
Other non-interest income	312	728
Total non-interest income	$15,048	$9,428